Interests in other entities	12 Months Ended
Mar. 31, 2023
Interests In Other Entities [Abstract]
Interests in other entities	Non-controlling interests
Non-controlling interests represent the participating interests of third parties in the Group's equity and are comprised of the following Group entities:

(EUR thousand)	As of March 31
Non-controlling interests	2023	2022	2021
Global Blue TFS Japan Co Ltd	4,555	3,180	3,969
Global Blue Lebanon SAL	107	299	472
Global Blue Touristik Hizmetler A.Ş.	1,302	713	1,234
Global Blue Russia AO	—	1,153	581
Global Blue Russia Holdings B.V.	—	349	320
Global Blue Cross Border SA	—	—	203
Global Blue Pazarlama Destek ve Teknoloji Hizmetleri A.S	6	38	—
Total Non-controlling interests	5,970	5,732	6,779
Summarized financial information on subsidiaries with material non-controlling interest
Set out below is the summarized financial information for each subsidiary that has a non-controlling interest that is deemed material for the Group.

(EUR thousand)
	Global Blue TFS Japan Co. Ltd.		Global Blue Turistik Hizmetler A.Ş.
	As of March 31
	2023	2022	2023	2022
Current
Assets	16,327	4,102	5,493	4,724
Liabilities	17,976	10,331	4,221	4,174
Total current net assets / (liabilities)	(1,649)	(6,229)	1,272	550
Non- current
Assets	10,951	12,712	1,329	1,150
Liabilities	13	—	600	592
Total non-current net assets / (liabilities)	10,938	12,712	729	558
Net assets	9,289	6,483	2,001	1,108

(EUR thousand)
	Global Blue TFS Japan Co. Ltd.			Global Blue Turistik Hizmetler A.Ş.
	For the financial year ended March 31
	2023	2022	2021	2023	2022	2021
Revenue	10,076	3,384	3,084	5,351	3,452	1,326
Profit / (loss) for the year from continuing operations	3,249	(1,320)	(1,140)	3,093	2,067	267

(EUR thousand)
	Global Blue TFS Japan Co. Ltd.			Global Blue Turistik Hizmetler A.Ş.
	For the financial year ended March 31
	2023	2022	2021	2023	2022	2021
Net increase / (decrease) in cash and cash equivalents	7,954	(23)	(7,851)	420	721	(1,034)
Interests in other entities
Joint ventures and associates
The Group holds interests in joint ventures and associates that are individually not material.

(EUR thousand)	As of March 31
	2023	2022	2021
Aggregate carrying amount of individually immaterial joint ventures and associates	230	2,650	2,744
Aggregate amount of the Group's share of:
Loss from continuing operations	(111)	(720)	(1,056)
Other comprehensive income	—	—	—
Total comprehensive loss	(111)	(720)	(1,056)

As of March 31, 2023 and as of March 31, 2022 the book value of loans granted by the Group to joint ventures and associates is zero.
As of March 31, 2023 the Group has assessed that the recoverable amount of the investment in Europass S.A.S is zero and therefore an impairment loss of EUR2.5 million was recognized in the income statement.
Other investments
Other investments represent equity securities not held for trading.
On February 1 and February 14, 2022, Global Blue acquired minority shares of 1% and 17.45% in technology companies Twig and Toshi for a consideration of GBP1.0 million (EUR1.2 million) and GBP2.1 million (EUR2.5 million), respectively.
On August 23, 2022, Global Blue acquired a minority share of 4.29% in Reflaunt, a resale service provider, for a consideration of USD2.0 million (EUR2.0 million).
During the financial year ended March 31, 2023, the Group recorded a fair value gain of EUR1.3 million on its investment in Twig as a result of a new valuation carried out based on gross profit multiples for a new financing round. The gain was credited to other comprehensive income.

(EUR thousand)	For the financial year ended March 31
	2023	2022	2021
Opening balance as of April 1	3,881	753	3
Additions	2,000	3,878	750
Fair value adjustment	1,343	150	—
Derecognition due to step acquisition	—	(900)	—
Reclassification to joint ventures and associates	(173)	—	—
Closing balance as of March 31	7,051	3,881	753